Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (243,598)	₩ (225,667)	₩ (210,336)
Interest expense	12,017	10,458	8,691
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,201,876	1,911,166
Current service cost	243,598	225,667
Interest expense	47,403	51,691
Benefit paid	(100,663)	(121,372)
Changes due to settlements of plan	910	9,801
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	39	4,600
Actuarial gains and losses arising from changes in financial assumptions	11,773	116,458
Actuarial gains and losses arising from experience adjustments	19,465	(19,919)
Changes in scope of consolidation	2,950	23,784
Ending balance	₩ 2,427,351	₩ 2,201,876	₩ 1,911,166